Property and Equipment, Net - Schedule of Property and Equipment Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 226,800		¥ 218,031
Less: accumulated depreciation	(161,922)		(138,891)
Less: impairment charges			(3,521)
Property and equipment, net	64,878	$ 9,138	75,619
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	131,588		152,993
Electronic Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	36,101		38,886
Machinery
Property Plant And Equipment [Line Items]
Property and equipment, gross	13,178		10,911
Office Furniture and Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	10,146		9,037
Vehicles
Property Plant And Equipment [Line Items]
Property and equipment, gross	4,398		4,412
Construction in Progress
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 31,389		¥ 1,792